 Equity Portfolio
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS  December 31, 1996

ISSUER                                               SHARES            VALUE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 COMMON STOCKS--97.1%
--------------------------------------------------------------------------------

COMMERCIAL SERVICES - 0.9%
Interpublic Group Inc....................            58,200      $  2,764,500
                                                                 ------------
COMMODITIES & PROCESSING - 5.2%
Morton International Inc. ...............            75,000         3,056,250
Praxair Inc..............................           123,800         5,710,275
Sigma Aldrich Corp.......................           101,215         6,319,611
                                                                 ------------
                                                                   15,086,136
                                                                 ------------
CONSUMER-NON DURABLES - 12.7%
Clorox Co................................            58,100         5,831,788
Coca-Cola Co.............................            55,600         2,925,950
Colgate-Palmolive Co.....................            73,700         6,798,825
Gillette Co..............................            98,600         7,666,150
Kimberly-Clark Corp......................            68,700         6,543,675
Procter & Gamble Co.......................            63,500         6,826,250
                                                                 ------------
                                                                   36,592,638
                                                                 ------------
CONSUMER SERVICES - 7.1%
Carnival Corp............................           185,500         6,121,500
CUC International Inc.*...................           221,250         5,254,688
Gannett Co. Inc..........................            37,500         2,807,813
Regal Cinemas Inc.*......................           108,300         3,330,225
Washington Post Co.......................             8,500         2,848,562
                                                                 ------------
                                                                   20,362,788
                                                                 ------------
HEALTH SERVICES/TECHNOLOGY - 13.0%
Cardinal Health Inc......................            99,300         5,784,225
Health Management Associates*............           248,150         5,583,375
Johnson & Johnson.........................           126,000         6,268,500
Medtronic, Inc...........................            86,600         5,888,800
Pfizer Inc...............................            69,900         5,792,962
Schein Henry, Inc.*......................            80,200         2,756,875
Schering-Plough Corp.....................            42,300         2,738,925
Warner Lambert Co........................            36,400         2,730,000
                                                                 ------------
                                                                   37,543,662
                                                                 ------------
PRODUCER MANUFACTURING - 10.9%
Crane Co.................................            96,750         2,805,750
Danaher Corp.............................            66,800         3,114,550
Deere & Co................................           121,600         4,940,000
Emerson Electric Co......................            63,100         6,104,925
Federal Signal Corp......................           220,400         5,702,850
General Electric Co. ....................            60,400         5,972,050
Xerox Corp...............................            55,300         2,910,163
                                                                 ------------
                                                                   31,550,288
                                                                 ------------
RETAIL TRADE - 6.5%
Hannaford Brothers Co....................            86,400         2,937,600
Kohls Corporation*.......................            81,600         3,202,800
Nine West Group Inc.*....................           135,000         6,260,625
Walgreen Co..............................           156,500         6,260,000
                                                                 ------------
                                                                   18,661,025
                                                                 ------------
ELECTRONICS/TECHNICAL SERVICES - 16.7%
Affiliated Computer Services*............           116,400         3,462,900
Andrew Corporation*......................           100,000         5,306,250
Automatic Data Processing................           133,500         5,723,813
Cisco Systems, Inc.*.....................            80,600         5,128,175
Computer Associates Intl. Inc. ..........            93,225         4,637,944
Intel Corp...............................            41,700         5,460,093
Network General Corp.*...................            50,100         1,515,525
Oracle Corp.*............................           137,550         5,742,712
Parametric Technology Corp.*.............            72,800         3,740,100
Perkin-Elmer Corp........................            74,200         4,368,525
Sungard Data Systems, Inc.*..............            77,800         3,073,100
                                                                 ------------
                                                                   48,159,137
                                                                 ------------
ENERGY MINERALS - 6.5%
Exxon Corp. .............................            55,900         5,478,200
Mobil Corp...............................            22,000         2,689,500
Royal Dutch Petroleum Co., ADRs..........            31,100         5,310,325
Unocal Corp..............................           129,500         5,260,937
                                                                 ------------
                                                                   18,738,962
                                                                 ------------
FINANCE - 15.4%
American International
   Group Inc.............................            65,400       $ 7,079,550
Federal National Mortgage
   Association...........................           169,000         6,295,250
Franklin Resources Inc...................            85,600         5,852,900
MBIA Inc. ................................            32,200         3,260,250
Norwest Corp.............................           141,900         6,172,650
State Street Boston Corp.................           104,000         6,708,000
Travelers Group Inc......................           130,365         5,915,312
Zions BanCorporation.....................            30,000         3,120,000
                                                                 ------------
                                                                   44,403,912
                                                                 ------------
TRANSPORTATION - 2.2%
Wisconsin Central Transport*.............           160,000         6,340,000
                                                                 ------------
TOTAL COMMON STOCKS
   (Identified Cost $228,848,749)........                         280,203,048
                                                                 ------------

                                                  PRINCIPAL
ISSUER                                               AMOUNT            VALUE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 SHORT-TERM OBLIGATIONS AT
  AMORTIZED COST--3.1%
--------------------------------------------------------------------------------
United States Treasury Bill
   due 4/3/97............................        $9,117,000      $  8,998,768
                                                                 ------------
TOTAL INVESTMENTS .......................        100.2%           289,201,816
  (Identified Cost $237,847,517)
OTHER ASSETS,
   LESS LIABILITIES .....................         (0.2)              (639,544)
                                                 -----           ------------
NET ASSETS ..............................        100.0%          $288,562,272
                                                 =====           ============
ADRs--American Depositary Receipts

*Non-income producing

See notes to financial statements

 Equity Portfolio
--------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES  December 31, 1996

ASSETS:
Investments at value (Note 1A) (Identified Cost, $237,847,517) .........        $289,201,816
Cash ...................................................................              14,952
Dividends and interest receivable ......................................             238,090
                                                                                ------------
    Total assets .......................................................         289,454,858
                                                                                ------------
LIABILITIES:
Payable for investments purchased ......................................             729,926
Payable to affiliates--Investment advisory fees (Note 2) ...............              131,922
Accrued expenses and other liabilities .................................              30,738
                                                                                ------------
    Total liabilities ..................................................             892,586
                                                                                ------------
NET ASSETS .............................................................        $288,562,272
                                                                                ------------
REPRESENTED BY:
Paid-in capital for beneficial interests ...............................        $288,562,272
                                                                                ============

See notes to financial statements


 Equity Portfolio
--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
 For the Year Ended December 31, 1996

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $67,898) ...............         $4,073,000
Interest ............................................................            641,497
                                                                              ----------
  Total Income ......................................................                              $ 4,714,497

EXPENSES:
Investment advisory fees (Note 2) ...................................          1,387,227
Administrative fees (Note 3) ........................................            138,723
Expense fees (Note 6) ...............................................            138,757
                                                                              ----------
  Total expenses ....................................................                                1,664,707
                                                                                                   -----------
  Net investment income .............................................                                3,049,790
                                                                                                   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain from investment transactions ......................                               28,518,761
Unrealized appreciation of investments--
   Beginning of period ..............................................         46,522,076
   End of period ....................................................         51,354,299
                                                                              ----------
 Net change in unrealized appreciation ..............................                                4,832,223
                                                                                                   -----------
   Net realized and unrealized gain on investments ..................                               33,350,984
                                                                                                   -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................                              $36,400,774
                                                                                                   ===========

See notes to financial statements

 Equity Portfolio
--------------------------------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
                                                                          YEAR ENDED DECEMBER 31,
                                                                     -----------------------------------
                                                                         1996                   1995
                                                                     ------------           ------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income ........................................       $  3,049,790           $  3,620,844
Net realized gain on investment transactions .................         28,518,761              7,439,032
Net change in unrealized appreciation of investments .........          4,832,223             41,047,263
                                                                     ------------           ------------
    Net increase in net assets resulting from operations .....         36,400,774             52,107,139
                                                                     ------------           ------------

CAPITAL TRANSACTIONS:
Proceeds from contributions ..................................         61,756,061             43,731,563
Value of withdrawals .........................................        (55,752,909)           (36,365,840)
                                                                     ------------           ------------
    Net increase in net assets from capital transactions .....          6,003,152              7,365,723
                                                                     ------------           ------------

NET INCREASE IN NET ASSETS: ..................................         42,403,926             59,472,862
NET ASSETS:
Beginning of period ..........................................        246,158,346            186,685,484
                                                                     ------------           ------------
End of period ................................................       $288,562,272           $246,158,346
                                                                     ============           ============

See notes to financial statements

 Equity Portfolio
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS

                                                                                                 MAY 1, 1994
                                                         YEAR ENDED DECEMBER 31,                (COMMENCEMENT
                                                 ------------------------------------         OF OPERATIONS) TO
                                                     1996                    1995             DECEMBER 31, 1994
                                                 ------------             -----------         -----------------
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000's omitted) ......    $288,562                $246,158                $186,685
Ratio of expenses to average net assets ........       0.60%                   0.60%                   0.60%*
Ratio of net investment income to average
    net assets .................................       1.10%                   1.73%                   1.81%*
Portfolio turnover .............................         90%                     67%                     35%
Average Commission rate per share (A) ..........     $0.0585                     N/A                     N/A

  * Annualized
(A) The average commission rate paid is applicable for Funds that invest greater than 10% of average net assets in equity transactions on which commissions are charged. This disclosure is required for fiscal periods beginning on or after September 1, 1995.

See notes to financial statements

 Equity Portfolio
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS

(1) SIGNIFICANT ACCOUNTING POLICIES
Equity Portfolio (the "Portfolio"), a separate series of The Premium Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Adviser of the Portfolio is Citibank N.A. ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Administrator.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosure in the financial statements. Actual results could differ from those estimates.

The significant accounting policies consistently followed by the Portfolio are as follows:

A. INVESTMENT SECURITY VALUATIONS -- Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sales prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less), are valued on the basis of valuations furnished by pricing services approved by Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

B. INCOME -- Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Dividend income is recorded on the ex-dividend date.

C. U.S. FEDERAL INCOME TAXES -- The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

D. REPURCHASE AGREEMENTS -- It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

E. EXPENSES -- The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

F. OTHER -- Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

(2) INVESTMENT ADVISORY FEES
The Investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $1,387,227 for the year ended December 31, 1996. The investment advisory fees are computed at the annual rate of 0.50% of the Portfolio's average daily net assets.

(3) ADMINISTRATIVE FEES
Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, is computed at an annual rate of 0.05% of the Portfolio's average daily net assets. The Administrative fees amounted to $138,723 for the year ended December 31, 1996. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from SFG as from time to time is agreed to by SFG and Citibank. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers or directors of the Administrator or its affiliates.

(4) PURCHASES AND SALES OF INVESTMENTS
Purchases and sales of investments, other than short-term obligations, aggregated $247,813,845 and $239,153,783, respectively, for the year ended December 31, 1996.

(5) FEDERAL INCOME TAX BASIS
     OF INVESTMENTS
The cost and unrealized appreciation (depreciation) in value of the investment securities owned at December 31, 1996, as computed on a federal income tax basis, are as follows:

Aggregate cost ...................         $237,847,517
                                           ============
Gross unrealized appreciation ....         $ 53,947,816
Gross unrealized depreciation ....           (2,593,517)
                                           ------------
Net unrealized appreciation ......         $ 51,354,299
                                           ============

(6) EXPENSE FEES
SFG has entered into an expense agreement with the Portfolio. SFG has agreed to pay all of the ordinary operating expenses (excluding interest, taxes, brokerage commissions, litigation costs or other extraordinary costs or expenses) of the Portfolio, other than fees paid under the Advisory Agreement and Administrative Services Agreement. The Agreement may be terminated by either party upon not less than 30 days nor more than 60 days written notice.

The Portfolio has agreed to pay SFG an expense fee on an annual basis accrued daily and paid monthly; provided, however, that such fee shall not exceed the amount such that immediately after any such payment the aggregate ordinary expenses of the Portfolio less expenses waived by the Administrator would, on an annual basis, exceed an agreed upon rate, currently 0.60% of average daily net assets.

(7) LINE OF CREDIT
The Portfolio, along with the other Landmark Funds, entered into an ongoing agreement with a bank which allows the Funds collectively to borrow up to $40 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. In addition, the $15 million committed portion of the line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended December 31, 1996, the commitment fee allocated to the Portfolio was $1,110. Since the line of credit was established, there have been no borrowings.

 Equity Portfolio
--------------------------------------------------------------------------------
 INDEPENDENT
 AUDITORS' REPORT

TO THE TRUSTEES AND THE INVESTORS OF THE PREMIUM PORTFOLIOS (THE TRUST), WITH RESPECT TO ITS SERIES, EQUITY PORTFOLIO:

    We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Equity Portfolio (the "Portfolio"), a series of The Premium Portfolios, as at December 31, 1996 and the related statements of operations and of changes in net assets and the financial highlights for the periods indicated. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits.

    We conducted our audits in accordance with U.S. generally accepted auditing standards. Those standards require that we plan and perform an audit to obtain reasonable assurance whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned as at December 31, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for our opinion.

    In our opinion, these financial statements present fairly, in all material respects, the financial position of the Portfolio as at December 31, 1996, the results of its operations and the changes in its net assets and the financial highlights for the periods indicated in accordance with U.S. generally accepted accounting principles.


PRICE WATERHOUSE
Chartered Accountants

Toronto, Ontario
February 4, 1997